Schwab Hedged Equity Fund
Schwab Hedged Equity FundTM
Investment Objective
The fund seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Hedged Equity Fund Select Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Hedged Equity Fund Select Shares
Management fees	1.05%
Distribution (12b-1) fees	none
Other expenses Dividend and stock loan fees on short sales	0.31%
Other expenses Remainder of other expenses	0.29%
Total of other expenses	0.60%
Total annual fund operating expenses	1.65%
Less expense reduction	(0.01%)
Total annual fund operating expenses	1.64%	[1],[2]
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, certain non-routine expenses, dividends and stock loan fees on short sales) of the fund to 1.33% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[2]	after expense reduction

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Hedged Equity Fund | Select Shares | USD ($)	167	517	892	1,944

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 163% of the average value of its portfolio.
Principal Investment Strategies
To pursue its investment objective, the fund establishes long and short positions in equity securities issued by U.S. companies. Under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities issued by U.S. companies; typically, the actual percentage will be higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically purchases or sells short stocks of companies that have market capitalizations of $1 billion or more at the time the stock is purchased or sold short.

The fund approaches risk management from the perspective of its comparative index, the S&P 500® Index (the Index). The portfolio managers seek to keep the fund’s volatility lower than that of the Index.

To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 of the largest (by market cap) U.S. traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.

Generally, when constructing the portfolio, the portfolio managers select long positions from stocks that are highly rated by Schwab Equity Ratings and select short positions from stocks that are lower rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers will purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings, or sell short higher-rated stocks, such as for purposes of diversification, or for managing the fund’s liquidity, turnover, or volatility relative to the Index. This investment approach under normal conditions will result in a long portfolio that maintains an overall weighting toward highly-rated stocks, and a short portfolio that maintains an overall weighting toward lower-rated stocks; however, the long portfolio will usually include some lower-rated stocks and the short-portfolio may contain some highly-rated stocks. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock or close out an upgraded short position.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells a stock that it has borrowed. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

The fund also may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs).

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs may rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Short Sales Risk. The fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The price of a borrowed security in a short sale transaction may be more or less than the price at which the security was sold by the fund. The fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to the fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require the fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, and could result in a loss to the fund.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. The fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate the risk.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus. On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to September 28, 2009, is that of the fund’s former Select Shares.
Annual Total Returns (%) as of 12/31

Best Quarter: 11.38% Q3 2009 Worst Quarter: (12.23%) Q3 2011
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - Schwab Hedged Equity Fund	1 Year	5 Years	10 Years
Select Shares	7.77%	9.14%	5.24%
Select Shares | After taxes on distributions	6.25%	7.05%	4.23%
Select Shares | After taxes on distributions and sale of shares	5.65%	6.92%	4.04%
Comparative Index (reflects no deduction for expenses or taxes) S&P 500 Index	21.83%	15.79%	8.50%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.